Investment contracts without discretionary participating features - Summary of Investment Contracts for General Account (Detail) - Without Discretionary Participation Features [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investment contracts general account [Line Items]
Beginning balance on January 1	€ 9,597	€ 20,674
Deposits	1,606	22,638
Withdrawals	(1,405)	(23,118)
Interest credited	221	232
Net exchange differences	(345)	582
Transfer to/from other headings	567	797
Transfers to disposal groups	0	(12,179)
Other	(18)	(29)
Ending balance	10,222	9,597
Institutional guaranteed products	169	179
Fixed annuities	10,024	9,418
Other	29	0
Investment contracts liabilities	€ 10,222	€ 9,597